Note 22 - Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Quarterly Financial Information [Table Text Block]
	(in thousands, except share data)
		Net		Net Income
	Interest	Interest	Net	Per Share
	Income	Income	Income	Basic	Diluted
2020
First quarter	$9,232	$7,124	$1,088	$0.33	$0.32
Second quarter	$10,079	$8,587	$5,668	$1.73	$1.71
Third quarter	$10,100	$8,398	$5,250	$1.61	$1.60
Fourth quarter	$10,619	$8,933	$1,749	$0.54	$0.53

2019
First quarter	$8,986	$6,935	$1,814	$0.55	$0.55
Second quarter	$9,470	$7,245	$2,285	$0.70	$0.70
Third quarter	$9,595	$7,271	$2,418	$0.74	$0.74
Fourth quarter	$9,768	$7,444	$4,144	$1.27	$1.26